Acquisitions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended								0 Months Ended			0 Months Ended					7 Months Ended		12 Months Ended		12 Months Ended				0 Months Ended				5 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Other acquisitions USD ($)		Dec. 31, 2014 Other acquisitions CNY		Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd USD ($)	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd CNY	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd	Jul. 02, 2012 21V Xi'an CNY	May 31, 2014 Aipu Group USD ($)		May 31, 2014 Aipu Group CNY		Dec. 31, 2014 Aipu Group USD ($) Tranche	Dec. 31, 2014 Aipu Group CNY Tranche	Dec. 31, 2014 Aipu Group CNY Tranche	May 31, 2014 Aipu Group	Dec. 31, 2016 Aipu Group Scenario, Forecast	Dec. 31, 2015 Aipu Group Scenario, Forecast	Dec. 31, 2014 Aipu Group Floor CNY	Dec. 31, 2014 Aipu Group Ceiling [Member] CNY	Aug. 10, 2014 Dermot Entities USD ($)		Aug. 10, 2014 Dermot Entities CNY		Dec. 31, 2014 Dermot Entities USD ($)	Dec. 31, 2014 Dermot Entities CNY	Dec. 31, 2014 Dermot Entities CNY	Aug. 10, 2014 Dermot Entities	Aug. 10, 2014 Dermot Entities Restricted Stock Units (RSUs)	Feb. 28, 2013 Tianwang and Yilong CNY		Dec. 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 Tianwang and Yilong CNY	Dec. 31, 2014 Tianwang and Yilong USD ($)	Dec. 31, 2014 Tianwang and Yilong CNY	Dec. 31, 2013 Tianwang and Yilong USD ($)	Dec. 31, 2013 Tianwang and Yilong CNY	Feb. 28, 2013 Tianwang and Yilong	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2014 iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2014 iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI")	Sep. 09, 2012 Fastweb Acquisition CNY	Dec. 31, 2013 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition CNY	Sep. 09, 2012 Fastweb Acquisition	Aug. 15, 2014 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") USD ($)	Aug. 15, 2014 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2013 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")
Business Acquisition [Line Items]
Business acquisition, acquisition date									Sep. 30, 2014	Sep. 30, 2014		Jul. 02, 2012	May 31, 2014		May 31, 2014										Aug. 10, 2014		Aug. 10, 2014							Feb. 28, 2013									Apr. 30, 2013					Sep. 09, 2012						Oct. 19, 2011
Business acquisition, total purchase consideration					$ 10,352		64,232		$ 32,049	198,846			$ 120,712		748,971										$ 153,687		953,567							73,389									96,957					116,040						77,469
Business acquisition, equity interests acquired											100.00%									50.00%												100.00%										100.00%					100.00%				100.00%					100.00%
Business acquisition, equity interests share acquired																				1
Minority interest ownership percentage																	50.00%	50.00%	50.00%
Number of tranches																	3	3	3
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right																					11.00%	28.00%
Financial and operational performance targeted amount used to compute put option exercise price																							700	800
Revenue since acquisition date					3,306		20,515										62,056	385,032											31,144	193,235
Net profit (loss) since acquisition date					789		4,898										6,655	41,290											1,538	9,542
Business acquisition, share units to be settled in cash or shares																																	237,874
Cash consideration	(22,152)	(137,445)			7,986	[1]	49,554	[1]				15,977	112,820	[2]	700,000	[2]			700,000						96,461	[3]	598,500	[3]			598,500			17,500	[4]	2,000	15,500						24,663 [5]
Bargain purchase gain	0	0	0	10,539								10,539
Fair value of contingent consideration in shares reclassified to additional paid in capital																																						$ 1,251	7,762	$ 2,572	15,960			$ 3,397	21,076	31,956			45,012	41,197		$ 3,462	21,482		38,665

[1]	RMB49,554 of the above cash consideration was paid in 2014.
[2]	RMB700,000 of the above cash consideration was paid in 2014.
[3]	RMB 598,500 of the above cash consideration was paid in 2014.
[4]	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
[5]	The Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy in 2013. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.